Income Taxes - Additional Information (Details)	8 Months Ended	12 Months Ended
	Aug. 31, 2020	Feb. 29, 2020	Dec. 31, 2019	Feb. 28, 2019
Income Taxes
Percentage of deductions from adjustable taxable income	50.00%	50.00%	30.00%	30.00%